Label	Element	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 31, 2015
Registrant Name	dei_EntityRegistrantName	PFS FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001103243
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	otftx
Document Creation Date	dei_DocumentCreationDate	May 29, 2015
Document Effective Date	dei_DocumentEffectiveDate	May 29, 2015
Prospectus Date	rr_ProspectusDate	Jun. 01, 2015
Outfitter Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Outfitter Fund (the "Fund") seeks long-term capital appreciation as its primary objective, and investment income as the secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Redemption Fee on shares sold after holding them for 90 days or less (as a percentage of the amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution 12b-1 Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Acquired Fund Fees and Expense	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[1]
Total Annual Fund Operating Expenses After Waiver and Reimbursements	rr_NetExpensesOverAssets	0.95%
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19.45% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.45%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

- 1 Year -	rr_ExpenseExampleYear01	97
- 3 Years -	rr_ExpenseExampleYear03	356
- 5 Years -	rr_ExpenseExampleYear05	636
- 10 Years -	rr_ExpenseExampleYear10	1,432
Strategy [Heading]	rr_StrategyHeading	The Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests primarily in domestic & international (including those of emerging market countries) common stocks of large, mid and small capitalization companies, corporate bonds, and government bonds. The Fund may invest up to 35% of total assets in foreign securities including American Depositary Receipts (ADRs). Additionally, the Fund may invest in exchange-traded funds (ETFs). Generally, ETFs hold a portfolio of common stocks, fixed income securities, or alternative investments designed to track the performance of a securities sector or index. While the investment strategy primarily targets long-term investments held for more than one year, the Fund also makes short-term investments. The Fund's investment adviser (the "Adviser"), Outfitter Financial Corp., allocates assets among common stocks, corporate bonds, and government bonds based on risk / reward analysis. The Fund may also invest in municipal bonds. The Fund’s investments in fixed income securities may be made without regard to credit quality or maturity.

The Adviser's risk / reward analysis incorporates macro economic forecasts and bottom up fundamental analysis. For example, when the Adviser believes the macro economic outlook is positive it may allocate additional assets into common stocks and corporate bonds. When the Adviser believes the macro economic outlook is negative it may allocate assets out of common stocks and corporate bonds and into government securities. The Adviser may consider for purchase companies that trade at a discount to their "private market value" at the time of investment. A company's "private market value" is the price that the Adviser believes an informed buyer would pay to acquire the company. The Adviser may invest the Fund’s assets in high-yield fixed income securities (also known as “junk bonds”). The Adviser varies the mix of common stocks and bonds through the economic cycle in an effort to enhance returns when market trends are favorable and limit losses when markets are falling.

The Adviser invests in bonds and dividend paying equities to generate investment income. The Adviser believes that the generation of investment income will contribute to the funds total return and help lower the standard deviation of returns over-time. Generally, standard deviation represents the range of return around the mean or average return. A lower standard deviation generally indicates less volatility.

The Adviser uses fundamental research for security selection. Fundamental analysis of a business involves analyzing its financial statements and health, its management and competitive advantages, and its competitors and market trends. The Adviser focuses investments in companies that have a perceived edge or favorable risk / reward based on its fundamental analysis.

The Adviser sells or reduces the Fund's position in a security when the fundamentals of the company have changed and the Adviser believes the risk / reward is no longer favorable, when the security has reached its target price, or when the economic macro outlook no longer favors the investment.

Although the Fund intends to invest primarily in domestic and international common stocks of large and mid capitalization companies, corporate bonds, and government bonds, the Adviser may also allocate a significant portion of the Fund's assets in cash or cash-equivalents when it believes the macro economic outlook is negative.

The Fund is a "non-diversified" fund, which means it can invest in fewer securities at any one time than a diversified fund. Also, from time to time the Fund may invest a significant portion of its assets in a limited number of industry sectors, but will not concentrate in any particular industry or group of industries.

Risk [Heading]	rr_RiskHeading	The Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The principal risks of investing in the Fund are summarized below. There may be circumstances that could prevent the Fund from achieving its investment goal and you may lose money by investing in the Fund. You should carefully consider the Fund’s investment risks before deciding whether to invest in the Fund. Insofar as the Fund invests in ETFs, such ETFs may be directly subject to the risks described in this section of the prospectus.

Risks in General. Domestic and foreign economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets of the Fund's investments. There is risk that these and other factors may adversely affect the Fund's performance. The loss of money is a risk of investing in the Fund.

Risks of Investing in Common Stocks. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

Risks of Small and Medium Capitalization Companies. The Fund invests in the stocks of small and medium capitalization companies, which may subject the Fund to additional risks. The earnings and prospects of these companies are more volatile than larger companies. Small and medium capitalization companies may have limited product lines and markets and may experience higher failure rates than do larger companies.

Fixed Income Securities Risks. Investing in fixed income securities subjects the Fund to interest rate risk and credit risk. Interest rate risk is the risk that increases in interest rates can cause the prices of the Fund's investments in fixed income securities to decline. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. The duration of a fixed income security generally refers to how long, in years, it takes for the price of the security to be repaid. Credit risk is the risk that the issuer of the fixed income securities may not be able to meet interest or principal payments when the securities become due. The Fund could lose money or experience a lower rate of return if it holds high-yield securities that are subject to higher credit risks and are less liquid than other fixed income securities. The Fund could lose money if the issuer or guarantor of a fixed income security is unable or unwilling, or is perceived as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. Investments in high yield securities and securities of similar credit quality (commonly known as "junk bonds") may be subject to greater levels of credit and liquidity risk. These securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments.

Foreign Risk. The Fund may invest in foreign securities including American Depositary Receipts (ADRs) and foreign bonds. ADRs are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. They are alternatives to the direct purchase of the underlying securities in their national markets and currencies. ADRs are subject to risks similar to those associated with direct investment in foreign securities. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. These risks include adverse political, social and economic developments, differing auditing and legal standards, war, expropriation and nationalization.

Emerging Market Risk. Investing in securities of companies located or operating in emerging markets generally also is riskier than investing in securities of companies located or operating in developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries emergent financial markets, resulting in significant volatility to investments in these countries. These countries also may lack the legal, business and social framework to support securities markets.

Foreign Currency Risk. Securities of foreign companies may be denominated in foreign currencies and, therefore, subject to risks associated with fluctuations in currency exchange rates. Currency movements may negatively impact the value of the Fund’s portfolio even when there is no change in the value of the related securities in the issuer’s home country. When the Fund engages in hedging of foreign currencies by entering into derivative transactions, the Fund could lose money on its investment and also lose money on the position designed to act as a hedge.

Risks of Exchange-Traded Funds (ETFs). Investment in an ETF carries security specific risk and the market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index. The Fund will incur higher and duplicative expenses when it invests in ETFs. In addition to the brokerage costs associated with the Fund’s purchase and sale of the underlying securities, ETFs incur fees that are separate from those of the Fund. As a result, the Fund’s shareholders will indirectly bear a proportionate share of the operating expenses of the ETF in addition to Fund expenses.

Sector Risks. Sector risk is the possibility that stocks within the same group of industries will decline in price due to sector-specific market or economic developments. If the Adviser invests a significant portion of the Fund's assets in a particular sector, the Fund is subject to the risk that companies in the same sector are likely to react similarly to adverse legislative or regulatory changes, adverse market conditions, and/or increased competition affecting that market segment.

Municipal Bond Risks. Investments in municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest. Certain sectors of the municipal bond market have special risks that can affect them more significantly than the market as a whole. Because many municipal instruments are issued to finance similar projects, conditions in these industries can significantly affect the overall municipal market. Municipal securities that are insured by an issuer may be adversely affected by developments relevant to that particular insurer, or more general developments relevant to the market as a whole.

Risk of Non-Diversification. The Fund is a non-diversified portfolio, which means that it has the ability to take larger positions in a smaller number of securities than a portfolio that is "diversified." Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment.

Risk of Dependence on the Portfolio Manager and Key Personnel. The success of the Fund will depend to a great extent on the investment skills of the portfolio manager. The Fund could be adversely affected if, because of illness or other factors, the portfolio manager's services are not available for any significant period of time.

Management Risks. The Adviser's implementation of the Fund's strategy may fail to produce the intended results.

Risk Lose Money [Text]	rr_RiskLoseMoney	There may be circumstances that could prevent the Fund from achieving its investment goal and you may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 year, and since inception compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 1-888-450-4517. The bar chart shows calendar year total returns for the Fund for each full year since its inception.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-450-4517
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Annual Return 2013	rr_AnnualReturn2013	15.54%
Annual Return 2014	rr_AnnualReturn2014	6.10%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The year-to-date return as of March 31, 2015 was 1.14% Best Quarter (March 31, 2013) +6.65% Worst Quarter (September 30, 2014) -1.29%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.65%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2014
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.29%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/14
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Outfitter Fund | Outfitter Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.10%
Since Inception	rr_AverageAnnualReturnSinceInception	8.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2012
Outfitter Fund | After Taxes on Distributions | Outfitter Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.40%
Since Inception	rr_AverageAnnualReturnSinceInception	8.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2012
Outfitter Fund | After Taxes on Distributions and Sales | Outfitter Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.48%
Since Inception	rr_AverageAnnualReturnSinceInception	6.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2012
Outfitter Fund | S&P 500 Index (does not reflect deductions for fees, expenses or taxes)
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.69%
Since Inception	rr_AverageAnnualReturnSinceInception	19.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2012
Outfitter Fund | Barclays US Aggregate Bond Index (does not reflect deductions for fees, expenses or taxes)
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.97%
Since Inception	rr_AverageAnnualReturnSinceInception	2.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2012

[1]	The Adviser has contractually agreed to waive Services Agreement fees and Management Agreement fees and/or reimburse the Fund for expenses it incurs to the extent necessary to maintain the total annual operating expenses of the Fund (excluding brokerage fees and commissions, 12b-1 fees, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), ADR fees, fees and expenses of acquired funds and extraordinary expenses) at 0.94% of its average daily net assets. This waiver became effective June 1, 2015 and will extend through May 31, 2016. This arrangement may not be terminated by the Adviser prior to the end of the terms described in this footnote.